<?xml version="1.0"?>
<XFDL version="4.3.0">
<page sid="PAGE1">
<combobox sid="SubTable_submissionType_">
<value>24F-2NT</value>
</combobox>
<popup sid="SubFiler_formType_">
<value></value>
</popup>
<popup sid="SubCoreg_formType_">
<value></value>
</popup>
<check sid="SubFlag_returnCopyFlag_">
<value>on</value>
</check>
<radio sid="SubTable_live_">
<value>on</value>
</radio>
<popup sid="SubSro_sroId_">
<value>NONE</value>
</popup>
<field sid="SubFiler_filerId_">
<value>0000353905</value>
</field>
<field sid="SubFiler_filerCcc_">
<value>3tvab$mw</value>
</field>
<field sid="SubFiler_fileNumber_">
<value>002-73024</value>
</field>
<field sid="SubTable_periodOfReport_">
<value>12-31-2002</value>
</field>
<page sid="PAGE2">
<field sid="SubGlobal_enclosedFileCount_">
<value>1</value>
</field>
<field sid="SubDocument_conformedName_">
<value>doc1.txt</value>
</field>
<combobox sid="SubDocument_conformedDocumentType_">
<value>24F-2NT</value>
</combobox>
<field sid="SubDocument_description_">
<value></value>
</field>
<data sid="data1">
<filename>doc1.txt</filename>
<mimedata>

                                                  |---------------------------|
                       UNITED STATES              | OMB APPROVAL              |
            SECURITIES AND EXCHANGE COMMISSION    | OMB Number:      3235-0456|
                  Washington, D.C. 20549          | Expires: August   31, 2000|
APPENDIX  I                                       | Estimated  average  burden|
                        FORM  24F-2               | hours  per  response     1|
               ANNUAL NOTICE OF SECURITIES SOLD   |---------------------------|
                     PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form. Please print or type.
-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                 Gartmore  Variable  Insurance  Trust
                                 3435  Stelzer  Road
                                 COLUMBUS,  OHIO  43219
-------------------------------------------------------------------------------

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                          [ X ]
-------------------------------------------------------------------------------
3.   Investment Company Act File Number: . . . . . . . . . . . . . .   811-3213

     Securities Act File Number: . . . . . . . . . . . . . . . . .    002-73024
-------------------------------------------------------------------------------
4(a). Last day of the fiscal year for which this notice
      is filed: . . . . . . . . . . . . . . . . . . . . .     December 31, 2002
-------------------------------------------------------------------------------
4(b).[    ]  Check  box  if  this  Form  is being filed late (i.e., more than
             90 calendar  days after the end of the issuer's fiscal year).
             (See Instruction  A.2)

Note: If the form is being filed late, Interest must be paid on the Registration fee  due.
-------------------------------------------------------------------------------
4(c).[    ]  Check  box  if  this  is  the  last time the issuer will be filing this Form.
-------------------------------------------------------------------------------

5.   Calculation  of  registration  fee:
     (i)  Aggregate  sale  price  of  securities  sold  during  the  fiscal year
          pursuant  to  section  24(f):                                                  $228,953,794
                                                                                          ------------

     (ii) Aggregate  price  of  securities  redeemed  or  repurchased during the
          fiscal  year:                                                                   $204,084,800
                                                                                          ------------

   (iii)  Aggregate  price  of  securities  redeemed or repurchased during any prior  fiscal  year  ending no earlier than October 11, 1995 that were not  previously  used  to  reduce  registration  fees  payable  to the
          Commission.                                                                     $          0
                                                                                          ------------

     (iv) Total  available  redemption  credits  [Add  items  5(ii) and 5(iii)]:
                                                                                          $204,084,800
                                                                                          ------------

     (v)  Net  Sales  -  If  item 5(i) is greater than item 5(iv) [subtract Item
          5(iv)  from  Item  5(i)  ]                                                     $  24,868,994
                                                                                          ------------
    |-----------------------------------------------------------------------------------|
    |(vi) Redemption  credits  available  for  use  in  future  years  -  if          - |
    |     Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv)          ------------|
    |     from  Item  5(i)]:                                                            |
    |-----------------------------------------------------------------------------------|

     (vii)  Multiplier  for  determining registration fee (See Instruction C.9):
                                                                                             0.0000809
                                                                                          ------------

     (viii)  Registration  fee  due  [multiply  Item  5(v)  by  Item 5(vii):
              (enter "0" if no fee is due):                                           =  $    2,011.90
                                                                                          ------------
-------------------------------------------------------------------------------
6.   Prepaid  shares
          If  the response to item 5(i) was determined by deducting an amount of securities  that  were  registered  under  the  Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or  other  units)  deducted  here: __________. If there is a number of shares  or  other  units  that  were registered pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then  state  that  number  here:  __________.
-------------------------------------------------------------------------------
7.   Interest due.-- if this Form is being filed more than 90 days after the end of  the  issuers  fiscal  year  (see  Instruction  D):
                                                                                          $          0
                                                                                          ------------
-------------------------------------------------------------------------------
8.   Total  of  amount  of the registration fee due plus any interest due [ Line
     5(viii)  plus  line  7].
                                                                                          $   2,011.90
                                                                                          ============
-------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 03/24/2003


     Method  of  Delivery:  [   X  ]  Wire  Transfer
                            [      ]  Mail  or  other  means
-------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By  (Signature  and  Title)*------------------------------------------

                                     Michael  Leonard,  Assistant  Treasurer

                                     Date 03/21/2003

* Please print the name and title of the signing officer below the signature.




</mimedata>
</data>
<page sid="PAGE3">
<field sid="SubInternet_internetAddress_">
<value>stewart@mortongraphics.com</value>
</field>
<field sid="SubInternet_internetAddress_1">
<value>judi.bell@bisys.com</value>
</field>
<field sid="SubInternet_internetAddress_2">
<value>clearyt1@gartmoregroup.com</value>
</field>
<field sid="SubInternet_internetAddress_3">
<value>bryan.haft200200@bisys.com</value>
</field>
<field sid="SubInternet_internetAddress_4">
<value>baltruw@gartmoregroup.com</value>
</field>
<check sid="SubFlag_overrideInternetFlag_">
<value>off</value>
</check>
<page sid="PAGE4">
<popup sid="ModSegReferenceData_modOrSegFlag_">
<value></value>
</popup>
<field sid="ModSegReferenceData_nickName_">
<value></value>
</field>
<field sid="ModSegReferenceData_cik_">
<value></value>
</field>
<field sid="ModSegReferenceData_ccc_">
<value></value>
</field>
<combobox sid="ModSegReferenceData_documentType_">
<value></value>
</combobox>
<page sid="PAGE6">
<field sid="SubPayor_payorId_">
<value>0000353905</value>
</field>
<field sid="SubPayor_payorCcc_">
<value>3tvab$mw</value>
</field>
<field sid="SubFee_feeAmount_">
<value>$2,011.90</value>
</field>
<combobox sid="SubFee_paymentMethod_">
<value>FEDWIRE</value>
</combobox>
<page sid="PAGE7">
<field sid="SubSalesShares_salesProceeds_">
<value>$228,953,794</value>
</field>
<field sid="SubSalesShares_redeemedValue_">
<value>$204,084,800</value>
</field>
</XFDL>